Financial Instruments (Details) - Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases measured at amortized cost [Member]
Financial Instruments (Details) - Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		$ 28
NIS [Member]
Financial Instruments (Details) - Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	4,939	5,719
NIS [Member] | Bank loans measured at amortized cost [Member]
Financial Instruments (Details) - Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	274	746
NIS [Member] | Leases measured at amortized cost [Member]
Financial Instruments (Details) - Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	$ 4,665	$ 4,973